Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 9.3%
Entertainment 2.3%
Spotify Technology SA*	3,634	1,339,238
Take-Two Interactive Software, Inc.*	2,745	421,934
Walt Disney Co.	9,854	947,856
		2,709,028
Interactive Media & Services 5.8%
Alphabet, Inc. "C"	22,835	3,817,784
Meta Platforms, Inc. "A"	5,408	3,095,755
		6,913,539
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.	6,978	1,439,980
Consumer Discretionary 10.0%
Automobiles 1.2%
General Motors Co.	12,355	553,998
Tesla, Inc.*	1,413	369,683
Thor Industries, Inc.	4,043	444,286
		1,367,967
Broadline Retail 3.5%
Amazon.com, Inc.*	17,353	3,233,384
Macy's, Inc.	60,452	948,492
		4,181,876
Hotels, Restaurants & Leisure 1.8%
DraftKings, Inc. "A"*	24,697	968,122
Hilton Worldwide Holdings, Inc.	5,000	1,152,500
		2,120,622
Household Durables 1.3%
PulteGroup, Inc.	11,090	1,591,748
Leisure Products 0.4%
Hasbro, Inc.	7,344	531,118
Specialty Retail 0.5%
Bath & Body Works, Inc.	11,082	353,737
Wayfair, Inc. "A"* (a)	3,321	186,574
		540,311
Textiles, Apparel & Luxury Goods 1.3%
Deckers Outdoor Corp.*	6,654	1,060,981
PVH Corp.	4,517	455,449
		1,516,430
Consumer Staples 5.8%
Beverages 1.9%
Boston Beer Co., Inc. "A"*	996	287,983
Coca-Cola Co.	4,818	346,221

Constellation Brands, Inc. "A"	4,743	1,222,224
Molson Coors Beverage Co. "B"	7,528	433,011
		2,289,439
Consumer Staples Distribution & Retail 1.4%
Costco Wholesale Corp.	380	336,877
Walmart, Inc.	15,709	1,268,502
		1,605,379
Household Products 0.8%
Church & Dwight Co., Inc.	2,984	312,485
Clorox Co.	3,644	593,644
		906,129
Personal Care Products 1.2%
Coty, Inc. "A"*	96,116	902,529
Estee Lauder Companies, Inc. "A"	5,694	567,635
		1,470,164
Tobacco 0.5%
Philip Morris International, Inc.	5,026	610,157
Energy 3.4%
Energy Equipment & Services 1.1%
Schlumberger NV	16,452	690,161
TechnipFMC PLC	23,947	628,130
		1,318,291
Oil, Gas & Consumable Fuels 2.3%
Cheniere Energy, Inc.	6,642	1,194,497
HF Sinclair Corp.	33,006	1,471,078
		2,665,575
Financials 12.1%
Banks 4.6%
Bank of America Corp.	18,642	739,714
JPMorgan Chase & Co.	16,330	3,443,344
Wells Fargo & Co.	22,057	1,246,000
		5,429,058
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,990	1,874,542
Blackstone, Inc.	4,573	700,264
Coinbase Global, Inc. "A"*	5,275	939,847
S&P Global, Inc.	1,086	561,049
		4,075,702
Financial Services 3.1%
Apollo Global Management, Inc.	10,857	1,356,148
Visa, Inc. "A"	8,390	2,306,831
		3,662,979
Insurance 1.0%
Aflac, Inc.	5,503	615,235
Cincinnati Financial Corp.	4,458	606,823
		1,222,058
Health Care 11.6%
Biotechnology 3.0%
AbbVie, Inc.	8,545	1,687,466
Amgen, Inc.	5,160	1,662,604

GRAIL, Inc.* (a)	495	6,811
Moderna, Inc.*	3,167	211,651
		3,568,532
Health Care Equipment & Supplies 1.4%
Becton Dickinson & Co.	3,259	785,745
Medtronic PLC	5,733	516,142
Solventum Corp.*	675	47,061
Zimmer Biomet Holdings, Inc.	3,406	367,677
		1,716,625
Health Care Providers & Services 4.1%
Centene Corp.*	16,880	1,270,727
Cigna Group	2,935	1,016,801
Elevance Health, Inc.	2,829	1,471,080
Humana, Inc.	3,512	1,112,391
		4,870,999
Life Sciences Tools & Services 0.7%
Danaher Corp.	1,534	426,483
Illumina, Inc.*	2,971	387,448
		813,931
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	15,391	796,330
Johnson & Johnson	6,371	1,032,484
Merck & Co., Inc.	3,911	444,133
Viatris, Inc.	44,455	516,123
		2,789,070
Industrials 9.7%
Aerospace & Defense 2.7%
Curtiss-Wright Corp.	2,289	752,371
Lockheed Martin Corp.	2,045	1,195,425
Textron, Inc.	5,494	486,659
TransDigm Group, Inc.	512	730,691
		3,165,146
Building Products 1.5%
Owens Corning	9,971	1,760,081
Commercial Services & Supplies 1.8%
Veralto Corp.	3,273	366,118
Waste Management, Inc.	8,736	1,813,593
		2,179,711
Electrical Equipment 0.3%
Sunrun, Inc.*	22,941	414,314
Ground Transportation 0.2%
Union Pacific Corp.	730	179,930
Industrial Conglomerates 0.3%
3M Co.	2,681	366,493
Machinery 2.0%
Caterpillar, Inc.	6,166	2,411,646

Professional Services 0.9%
Automatic Data Processing, Inc.	2,133	590,265
Verisk Analytics, Inc.	1,712	458,748
		1,049,013
Information Technology 30.3%
Communications Equipment 0.5%
Cisco Systems, Inc.	10,732	571,157
IT Services 0.4%
Accenture PLC "A"	1,463	517,141
Semiconductors & Semiconductor Equipment 9.2%
Advanced Micro Devices, Inc.*	7,687	1,261,283
GLOBALFOUNDRIES, Inc.* (a)	9,935	399,884
Lam Research Corp.	1,233	1,006,227
Micron Technology, Inc.	8,926	925,715
MKS Instruments, Inc.	3,070	333,740
NVIDIA Corp.	48,530	5,893,483
QUALCOMM, Inc.	6,631	1,127,601
		10,947,933
Software 11.7%
Adobe, Inc.*	1,090	564,380
Microsoft Corp.	22,445	9,658,084
Oracle Corp.	18,389	3,133,486
Synopsys, Inc.*	954	483,096
		13,839,046
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	43,523	10,140,859
Materials 2.5%
Chemicals 1.3%
Corteva, Inc.	9,212	541,573
DuPont de Nemours, Inc.	3,960	352,876
Linde PLC	1,438	685,725
		1,580,174
Containers & Packaging 0.5%
AptarGroup, Inc.	3,512	562,587
Metals & Mining 0.7%
Nucor Corp.	5,495	826,118
Real Estate 2.3%
Health Care REITs 0.9%
Medical Properties Trust, Inc. (a)	183,609	1,074,113
Industrial REITs 0.9%
Prologis, Inc.	8,024	1,013,271
Residential REITs 0.5%
AvalonBay Communities, Inc.	2,773	624,618

Utilities 2.2%
Electric Utilities 1.1%
FirstEnergy Corp.	9,486	420,704
NRG Energy, Inc.	9,529	868,092
		1,288,796
Multi-Utilities 0.4%
WEC Energy Group, Inc.	5,532	532,068
Water Utilities 0.7%
American Water Works Co., Inc.	5,826	851,994
Total Common Stocks (Cost $60,040,502)		117,822,916

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c) (Cost $1,760,600)	1,760,600	1,760,600

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.93% (b) (Cost $1,026,551)	1,026,551	1,026,551

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,827,653)	101.6	120,610,067
Other Assets and Liabilities, Net	(1.6)	(1,864,436)
Net Assets	100.0	118,745,631
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (b) (c)
277,200	1,483,400 (d)	—	—	—	16,990	—	1,760,600	1,760,600
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.93% (b)
283,620	9,763,336	9,020,405	—	—	30,636	—	1,026,551	1,026,551
560,820	11,246,736	9,020,405	—	—	47,626	—	2,787,151	2,787,151

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $1,663,433, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$117,822,916	$—	$—	$117,822,916
Short-Term Investments (a)	2,787,151	—	—	2,787,151
Total	$120,610,067	$—	$—	$120,610,067

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH3
R-080548-2 (1/25)